Working Capital - Summary of Information about Inventories Expected to be Utilized After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of inventories [abstract]
Raw materials and consumables	£ 12	£ 8
Maturing inventories	3,253	3,194
Non current inventories	£ 3,265	£ 3,202